Revenue - Summary of Information About Receivables, Contract Assets And Contract Liabilities From Contracts With Customers (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Receivables From Contracts With Customers [Abstract]
Trade receivables	€ 33,934	€ 29,187
Trade receivables included in “assets held for sale”	1,304
Contract liabilities	€ 24,183	€ 23,103